Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details)	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2014 Expiry Date February 10, 2014 [Member] USD ($)	Jan. 31, 2014 Expiry Date March 11, 2014 [Member] USD ($)	Jan. 31, 2014 Expiry Date January 19, 2015 [Member] USD ($)	Jan. 31, 2014 Expiry Date May 10, 2015 [Member] USD ($)	Jan. 31, 2014 Expiry Date May 10, 2015 [Member] CAD	Jan. 31, 2014 Expiry Date August 23, 2016 [Member] USD ($)	Jan. 31, 2014 Expiry Date August 23, 2016 [Member] CAD	Jan. 31, 2014 Expiry Date October 31, 2015 [Member] USD ($)	Jan. 31, 2014 Expiry Date October 31, 2015 [Member] CAD
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	5,315,000	6,357,500	3,577,500	3,470,000	400,000	150,000	100,000	400,000	400,000	1,195,000	1,195,000	3,070,000	3,070,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.50	$ 0.58	$ 0.85	$ 0.59	$ 0.37	$ 1.04	$ 0.855	$ 0.57	0.64	$ 1.03	1.15	$ 0.27	0.305